Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Net revenues:
Total net revenues		$ 3,265,000	$ 3,062,000
Cost of net revenues:
Total cost of net revenues		1,312,000	1,541,000
Gross profit		1,953,000	1,521,000
Operating expenses:
Research and development		5,521,000	902,000
Sales and marketing		996,000	836,000
General and administrative		2,836,000	1,477,000
Gain on extinguishment of liability		(14,636,000)
Total operating (income) expenses		(5,283,000)	3,215,000
Income (loss) from operations		7,236,000	(1,694,000)
Interest expense		(2,082,000)	(935,000)
Other (expenses) income, net		(4,338,000)	1,286,000
Income (loss) before provision for income taxes		816,000	(1,343,000)
Provision for income taxes		59,000	50,000
Net income (loss)		757,000	(1,393,000)
Net loss attributable to common stockholders		757,000	(1,393,000)
Net income (loss), diluted		$ 757,000	$ (1,393,000)
Net income (loss) per common share - basic	[1]	$ 0.03	$ (0.06)
Net income (loss) per common share - diluted	[1]	$ 0.03	$ (0.06)
Weighted-average common shares outstanding, basic	[1]	25,468,000	23,862,000
Weighted-average shares used in computing net income (loss) per common shares - diluted	[1]	26,257,000	23,862,000
Product
Net revenues:
Total net revenues		$ 2,378,000	$ 599,000
Cost of net revenues:
Total cost of net revenues		654,000	978,000
Service
Net revenues:
Total net revenues		887,000	2,463,000
Cost of net revenues:
Total cost of net revenues		$ 658,000	$ 563,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)